Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000129315 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000129315 | 1-7 days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129315 | 8-14 days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129315 | 15-30 days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129315 | 31-60 days
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000129315 | 61-90 days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129315 | 91-120 days
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000129315 | 121-150 days
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129315 | >150 days
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000129315 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000129315 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129315 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129315 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000129315 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129315 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000198747 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000198747 | 1-7 days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198747 | 8-14 days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198747 | 15-30 days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000198747 | 31-60 days
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000198747 | 61-90 days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000198747 | 91-120 days
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000198747 | 121-150 days
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198747 | >150 days
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000198747 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000198747 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198747 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198747 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198747 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198747 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000119004 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000119004 | 1-7 days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119004 | 8-14 days
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000119004 | 15-30 days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000119004 | 31-60 days
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000119004 | 61-90 days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000119004 | 91-120 days
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000119004 | 121-150 days
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000119004 | >150 days
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000119004 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000119004 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000119004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119004 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119004 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000119004 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	50.60%